Consolidated (Condensed) Balance Sheets - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 40.7	$ 32.0	$ 16.5
Restricted cash	0.4	0.6	0.0
Accounts receivable, less allowances	100.7	63.8	71.0
Inventories - net	163.6	145.9	163.2
Deferred income taxes		0.0	23.7
Prepaids and other current assets	10.7	10.3	15.1
Current assets held for sale	6.2	0.0
Total current assets	322.3	252.6	289.5
Property, plant and equipment - net	111.4	116.4	134.3
Goodwill	845.9	845.8	872.8
Other intangible assets - net	503.3	519.6	584.5
Other non-current assets	24.1	15.9	17.2
Long-term assets held for sale	0.0	3.7	0.0
Total assets	1,807.0	1,754.0	1,898.3
Current Liabilities:
Accounts payable	124.4	129.0	166.7
Accrued expenses and other liabilities	146.3	157.6	165.4
Short-term borrowings	0.1	0.0
Current portion of long-term debt and capital leases	1.3	0.4	0.5
Product warranties	31.1	34.3	36.0
Total current liabilities	303.2	321.3	368.6
Long-term debt and capital leases	1,369.9	2.3	3.6
Deferred income taxes	152.8	167.9	218.0
Pension and postretirement health obligations	58.8	33.3	36.4
Other long-term liabilities	33.4	20.5	20.3
Total non-current liabilities	1,614.9	224.0	278.3
Total Equity (Deficit):
Common stock (300,000,000 and 0 shares authorized, 137,221,917 shares and 0 shares issued and 137,182,606 shares and 0 shares outstanding, respectively)	1.4	0.0
Additional paid-in capital (deficit)	(90.8)	0.0
Retained earnings	17.9	0.0
Net parent company investment	0.0	1,253.2	1,272.1
Accumulated other comprehensive loss	(39.6)	(44.5)	(20.7)
Total equity (deficit)	(111.1)	1,208.7	1,251.4
Total liabilities and equity	$ 1,807.0	$ 1,754.0	$ 1,898.3